23. Deferred tax (Details 2) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax
Asset	£ 1,581	£ 1,690	£ 2,599
Liability	(1,581)	(1,690)	(2,599)
Net